Nature of Operations and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Statement of Subsidiaries

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

		Attributable Interest
		March 31,	December 31,
Names	Dates of Formation	2021	2020
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Materials, LLC*	July 5, 2018	N/A	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%

* Harbor Materials, LLC was voluntarily dissolved with the State of Washington as of January 29, 2021.

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

		Attributable Interest
Names	Dates of Formation	2020	2019
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Excavation, LLC*	July 3, 2017	N/A	N/A
Harbor Materials, LLC**	July 5, 2018	100%	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%

* Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

** Harbor Materials, LLC was voluntarily dissolved with the State of Washington as of January 29, 2021.

Schedule of Fair Value Assumptions of Share-Based Payments

For the three months ended March 31, 2021 and 2020 when computing fair value of share-based payments, the Company has considered the following variables:

	March 31, 2021	March 31, 2020
Risk-free interest rate	0.23%	1.46%
Exercise price	$3.75	$2.22
Expected life of grants	2.75 years	5.64 years
Expected volatility of underlying stock	53.52%	32.39%
Dividends	0	0

For the years ended December 31, 2020 and 2019 when computing fair value of share-based payments, the Company has considered the following variables:

	December 31, 2020	December 31, 2019
Risk-free interest rate	0.14% - 1.46%	1.56-1.84%
Exercise price	$2.22 - $6.50	$0.40
Expected life of grants	2.86 - 6.00 years	5.0-6.53 years
Expected volatility of underlying stock	32.39% - 51.94%	31.75-32.89%
Dividends	0%	0%

Schedule of Net Income (Loss) Per Share

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss attributable to common stockholders per common share.

	March 31, 2021	March 31, 2020
Numerator:
Net (loss) attributable to common stockholders	$(1,549,800)	$(752,000)
Effect of dilutive securities:	-	-

Diluted net (loss)	$(1,549,800)	$(752,000)

Denominator:
Weighted average common shares outstanding - basic	13,269,055	3,513,517
Dilutive securities (a):
Options	-	-
Warrants	-	-

Weighted average common shares outstanding and assumed	13,269,055	3,513,517
conversion – diluted

Basic net (loss) per common share	$(0.12)	$(0.21)

Diluted net (loss) per common share	$(0.12)	$(0.21)

(a) - Anti-dilutive securities excluded:	278,870	140,695

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

	December 31, 2020	December 31, 2019
Numerator:
Net income (loss) attributable to common stockholders	$(3,532,800)	$235,600
Effect of dilutive securities:	-	-

Diluted net income (loss)	$(3,532,800)	$235,600

Denominator:
Weighted average common shares outstanding - basic	4,214,418	3,513,517
Dilutive securities (a):
Options	-	-
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	4,214,418	3,513,517

Basic net income (loss) per common share	$(0.84)	$0.07

Diluted net income (loss) per common share	$(0.84)	$0.07

(a) - Anti-dilutive securities excluded:	241,609	139,742

Schedule of Property and Equipment Estimated Useful Lives

Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	10 years
Leasehold Improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	10 years
Leasehold improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Schedule of Revenues from Contracts with Customers

Revenues from contracts with customers are summarized by product category as follows for the three months ended March 31:

	2021	2020
Real Estate - homes	$6,814,200	$9,904,600
Real Estate - lots	7,000,000	-
Construction Materials	60,000	36,400
Total Revenue	$13,874,200	$9,941,000

Revenues from contracts with customers are summarized by product category as follows for the years ended December 31:

	2020	2019
Real Estate	$49,814,500	$30,683,400
Construction Materials	582,500	270,100
Total Revenue	$50,397,000	$30,953,500